Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Reserve requirements of cash and due from banks	$ 0	$ 0
Shareholders' equity:
Preferred stock, par or stated value (in dollars per share)	$ 0.0	$ 0.0
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.0	$ 0.0
Common stock, shares issued (in shares)	5,534,499	5,636,830
Common stock, shares outstanding (in shares)	5,534,499	5,636,830
Cost of Common Stock Held By Deferred Compensation Trust	163,702	169,094